Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debentures	$ 454,163	$ 513,375
Loans from banks and others	906,243	610,434
Borrowings By Currency And Interest Rate Classification	1,530,033	1,163,071
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	507,143	522,872
Loans from banks and others	$ 1,022,890	$ 640,199